Receivable from and Payable to Related Parties (Parenthetical) (Detail) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amount paid by Ocwen for post-closing adjustments	$ (11,006,000)
Offering costs		1,478,000
Follow on Offering purchase
Related Party Transaction [Line Items]
Amount paid by Ocwen for post-closing adjustments	(4,260,000)
Ocwen
Related Party Transaction [Line Items]
Period to forward servicing fees collected on the Company's behalf by Ocwen	3 days
Offering costs		$ 1,478,590